Fair value disclosures (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and short-term investments	$ 7,341	$ 6,081	$ 5,490	$ 3,057
Available-for-sale securities	1,554	1,570	1,586
Liabilities
Short-term borrowings	4,708	3,679	5,287
Machinery, Energy & Transportation
Liabilities
Short-term borrowings	9	16	636
Financial Products
Liabilities
Short-term borrowings	4,699	3,663	4,651
Carrying Amount
Assets
Cash and short-term investments	7,341	6,081	5,490
Restricted cash and short-term investments	62	53	53
Available-for-sale securities	1,554	1,570	1,586
Finance receivables-net (excluding finance leases)	16,426	16,049	15,404
Wholesale inventory receivables-net (excluding finance leases)	1,774	1,529	1,674
Foreign currency contracts-net	0	45	0
Interest rate swaps-net	71	116	219
Commodity contracts-net	0	0	1
Liabilities
Short-term borrowings	4,708	3,679	5,287
Foreign currency contracts-net	143	0	66
Commodity contracts-net	14	0	0
Guarantees	12	13	14
Carrying Amount | Machinery, Energy & Transportation
Liabilities
Long-term debt (including amounts due within one year)	10,003	8,759	9,779
Carrying Amount | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	24,574	25,312	25,077
Carrying amount of assets excluded from measurement at fair value
Assets
Finance leases	7,638	8,053	7,959
Level 1 | Fair Value
Assets
Cash and short-term investments	7,341	6,081	5,490
Restricted cash and short-term investments	62	53	53
Liabilities
Short-term borrowings	4,708	3,679	5,287
Level 1 & 2 | Fair Value
Assets
Available-for-sale securities	1,554	1,570	1,586
Level 2 | Fair Value
Assets
Foreign currency contracts-net	0	45	0
Interest rate swaps-net	71	116	219
Commodity contracts-net	0	0	1
Liabilities
Foreign currency contracts-net	143	0	66
Commodity contracts-net	14	0	0
Level 2 | Fair Value | Machinery, Energy & Transportation
Liabilities
Long-term debt (including amounts due within one year)	11,973	9,905	11,969
Level 2 | Fair Value | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	25,103	25,849	26,063
Level 3 | Fair Value
Assets
Finance receivables-net (excluding finance leases)	16,159	15,913	15,359
Wholesale inventory receivables-net (excluding finance leases)	1,700	1,467	1,609
Liabilities
Guarantees	$ 12	$ 13	$ 14